Reinsurance and Policy Provisions (Amounts Ceded, Impact on Consolidated Statements of Operations and Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Annuity product charges	$ 230,354	$ 242,631	$ 251,227
Change in fair value of derivatives	(1,138,128)	1,348,735	34,666
Interest sensitive and index product benefits	554,871	2,231,567	1,543,270
Change in fair value of embedded derivatives	(2,352,598)	(358,302)	(1,286,787)
Other operating costs and expenses	239,526	241,882	183,636
Coinsurance deposits	(186,637)	(3,187,332)	430,644
Coinsurance deposits, allowance for credit losses	8,737	2,264
Coinsurance Agreements, EquiTrust, Athene, North End Re and AeBe
Effects of Reinsurance [Line Items]
Annuity product charges	49,093	20,351	7,021
Change in fair value of derivatives	(184,388)	140,641	43,080
Coinsurance, revenues included in consolidated statement of operations	(135,295)	160,992	50,101
Interest sensitive and index product benefits	103,542	303,035	152,485
Change in fair value of embedded derivatives	81,907	(76,915)	4,352
Other operating costs and expenses	18,318	16,440	17,663
Coinsurance, benefits and expenses included in the consolidated statement of operations	203,767	242,560	174,500
Annuity deposits	(982,176)	(424,819)	(35,667)
Cash payments to policyholders	1,029,667	984,260	466,311
Coinsurance deposits	$ 47,491	$ 559,441	$ 430,644